Income Taxes (Schedule Of Net Deferred Tax Assets) (Details) (As Adjusted [Member], USD $) In Millions	Jan. 31, 2011	Jan. 31, 2010
As Adjusted [Member]
Net current deferred tax assets	$ 41	$ 32
Net current deferred tax assets (included in assets of discontinued operations)	4	2
Net non-current deferred tax assets	51	103
Net deferred tax assets	$ 96	$ 137